Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Fiscal Year	Summary Compensation Table for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Actually paid to non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (7) (in thousands)	Non GAAP Income from Operations (in millions)(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$75,959,683	$43,840,026	$32,519,158	$20,324,162	$98.30	$142.05	$103,711	$1,579.1
2022	$1,115,089	($26,702,869)	$512,500	($19,780,384)	$202.20	$183.20	$1,375,639	$1,657.1
2021	$949,748	$89,602,053	$10,281,937	$78,892,651	$487.64	$146.11	$672,316	$983.3

Company Selected Measure Name	Non-GAAP Income from Operations
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (d) represent the average of the amounts reported for our named executive officers as a group (excluding Mr. Yuan) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of our named executive officers (excluding Mr. Yuan) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Kelly Steckelberg, Aparna Bawa, Velchamy Sankarlingam and Greg Tomb; (ii) for 2022, Kelly Steckelberg, Ryan Azus, Aparna Bawa, and Janine Pelosi; and (iii) for 2021, Kelly Steckelberg, Ryan Azus, Aparna Bawa, and Velchamy Sankarlingam.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. As permitted by SEC rules, the peer group used for this purpose is the group of companies included in the NASDAQ Computer Index, which is the industry peer group used in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended January 31, 2023. The separate peer group used by the Compensation Committee as a reference point in determining compensation arrangements with our executive officers is described on page 35.
PEO Total Compensation Amount	$ 75,959,683	$ 1,115,089	$ 949,748
PEO Actually Paid Compensation Amount	$ 43,840,026	(26,702,869)	89,602,053
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Yuan (our PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation table for Fiscal Year 2023.”The dollar amounts reported in column (c) represent the amount of CAP for Mr. Yuan, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Yuan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Yuan’s total compensation for each year as reported in the Summary Compensation Table to determine the CAP:

Total Compensation for covered fiscal year (FY) reported in Summary Compensation Table	2023	2022	2021
	$75,959,683	$1,115,089	$949,748
DEDUCT: grant date fair value of equity awards granted during FY(a)	$74,311,158	$0	$0
ADD: fair value as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$40,826,775	$0	$0
ADD: change as of end of FY in fair value of awards granted in any prior year that are outstanding and unvested as of FY-end	$0	($18,136,074)	$61,575,203
ADD: fair value at vesting date for any equity awards granted during the FY that vested during FY	$5,592,854	$0	$0
ADD: change as of the vesting date (from end of prior FY) in fair value for any equity awards granted in any prior year that vested at the end of or during FY	($4,228,128)	($9,681,884)	$27,077,103
DEDUCT: fair value at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions during FY	$0	$0	$0
Compensation Actually Paid (as defined by SEC rule)(b)	$43,840,026	($26,702,869)	$89,602,053
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b) Amount of equity award adjustments may differ from amount reported in the table above due to rounding.

Non-PEO NEO Average Total Compensation Amount	$ 32,519,158	512,500	10,281,937
Non-PEO NEO Average Compensation Actually Paid Amount	$ 20,324,162	(19,780,384)	78,892,651
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (e) represent the average amount of CAP for our named executive officers as a group (excluding Yuan), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to our named executive officers as a group (excluding Mr. Yuan) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total reported compensation for our named executive officers as a group (excluding Mr. Yuan) for each year to determine the CAP, using the same methodology described above in Note 2:

Total Compensation for covered fiscal year (FY) reported in Summary Compensation Table	2023	2022	2021
	$32,519,158	$512,500	$10,281,937
DEDUCT: grant date fair value of equity awards granted during FY(a)	$32,126,792	$0	$9,342,072
ADD: fair value as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$18,050,063	$0	$12,088,275
ADD: change as of end of FY in fair value of awards granted in any prior year that are outstanding and unvested as of FY-end	($989,771)	($13,378,120)	$40,277,153

ADD: fair value at vesting date for any equity awards granted during the FY that vested during FY	$3,571,663	$0	$0
ADD: change as of the vesting date (from end of prior FY) in fair value for any equity awards granted in any prior year that vested at the end of or during FY	($700,159)	($6,914,765)	$25,587,358
DEDUCT: fair value at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions during FY	$0	$0	$0
Compensation Actually Paid (as defined by SEC rule)(b)	$20,324,162	($19,780,384)	$78,892,651
(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b) Amount of equity award adjustments may differ from amount reported in the table above due to rounding.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 98.30	202.20	487.64
Peer Group Total Shareholder Return Amount	142.05	183.20	146.11
Net Income (Loss)	$ 103,711,000	$ 1,375,639,000	$ 672,316,000
Company Selected Measure Amount	1,579,100,000	1,657,100,000	983,300,000
PEO Name		Mr. Yuan
Additional 402(v) Disclosure [Text Block]	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.Net income attributable to Zoom as reported in our consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year ended January 31, 2023.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Income from Operations
Non-GAAP Measure Description [Text Block]	As required by Item 402(v) of Regulation S-K, we have determined that Non-GAAP Income from Operations is the Company-Selected Measure. Non-GAAP Income from Operations is a non-GAAP financial measure, which represents the GAAP income (loss) from operations, excluding stock-based compensation expense and related payroll taxes, expenses related to charitable donation of common stock and acquisition-related expenses. Non-GAAP Income from Operations may not have been the most important financial performance measure for fiscal years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Non-GAAP Income from Operations is one component of our annual performance bonus program in which named executive officers our NEOs participate and is further described in the “Compensation Discussion and Analysis” section above. Our stock price may have a more prominent impact on our CAP year-over-year than Non-GAAP Income from Operations. As further described in CD&A, our executive compensation program is heavily weighted towards equity-based compensation which vests over time based on our executive officers’ continued service and delivers value directly aligned with our stock price.
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 74,311,158	$ 0	$ 0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	40,826,775	0	0
PEO [Member] | Equity Awards Granted in Prior Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(18,136,074)	61,575,203
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,592,854	0	0
PEO [Member] | Equity Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,228,128)	(9,681,884)	27,077,103
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	32,126,792	0	9,342,072
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,050,063	0	12,088,275
Non-PEO NEO [Member] | Equity Awards Granted in Prior Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	989,771	13,378,120	40,277,153
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,571,663	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	700,159	6,914,765	25,587,358
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0